MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2017
MAJOR CUSTOMERS
MAJOR CUSTOMERS

24MAJOR CUSTOMERS

During the year ended December 31, 2015, the Company had one customer, which generated over 10% of the Company’s total revenues or RMB141,711. During the year ended December 31, 2016, the Company had two customers, which generated over 10% of the Company’s total revenues or RMB169,052 and RMB153,863, respectively. During the year ended December 31, 2017, the Company had three customers, which generated over 10% of the Company’s total revenues or RMB318,359, RMB166,384 and RMB163,719, respectively.